Income Taxes - Components of Provision for Income Tax Expense (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Currently reportable expense
Federal			$ 0	$ 0
State			0	0
Total			0	0
Deferred benefit:
Federal			6,129	1,841
State			2,163	591
Total			8,292	2,432
Less valuation allowance			(8,292)	(2,432)
Total provision for income tax expense	$ 0	$ 0	$ 0	$ 0